UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001822808

DataBank Issuer, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001822903

Central Index Key Number of underwriter (if applicable):	[Not applicable]

Kevin Ooley
214-720-2266
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 and Exhibit 99.2 to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 23, 2020, of Deloitte & Touche LLP

99.2	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 13, 2021, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DataBank Holdings Ltd.

Date: February 16, 2021

By:	/s/ Kevin Ooley
Name:	Kevin Ooley
Title:	President and Chief Financial Officer

Exhibit Index

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 23, 2020, of Deloitte & Touche LLP

99.2	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 13, 2021, of Deloitte & Touche LLP